Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Receivables [Abstract]
Rebates receivable	$ 27,955	$ 24,950
Other	246	128
Total other receivables	$ 28,201	$ 25,078